SUPPLEMENT DATED MARCH 6, 2003
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2002
                          (AS PREVIOUSLY SUPPLEMENTED)


NEW INTERNATIONAL PORTFOLIO MANAGERS

Remi J. Browne and Daniel B. LeVan have been appointed co-portfolio managers of Dreyfus Founders International Equity Fund and of the foreign portion of Dreyfus Founders Worldwide Growth Fund. Accordingly, the section of the Funds' prospectus entitled "Fund Summaries" is amended on page 17 by replacing the "Portfolio Manager" paragraph for International Equity Fund with the following:

      PORTFOLIO MANAGERS

      International Equity Fund is co-managed by two portfolio managers, REMI J. BROWNE and DANIEL B. LEVAN. Each is a chartered financial analyst and has been employed by Founders since March 2003. Mr. Browne also is senior vice president and chief investment officer of international equities at Standish Mellon Asset Management Company, LLC ("Standish Mellon"), an affiliate of Founders, where he has been employed since 1996. Mr. LeVan, a vice president of Standish Mellon, is lead portfolio manager for global, international and European small cap portfolios at Standish Mellon, where he has been employed since 1994.

In addition, the section of the Funds' prospectus entitled "Fund Summaries" is amended on page 25 by replacing the paragraph under the "Portfolio Managers" heading for Worldwide Growth Fund with the following:

      Worldwide Growth Fund is managed by a team of portfolio managers. The portfolio management team is composed of REMI J. BROWNE and DANIEL B. LEVAN, who co-manage the foreign portion of the Fund, and JOHN B. JARES, who manages the domestic portion of the Fund. Each is a chartered financial analyst. Messrs. Browne and LeVan have been employed by Founders since March 2003. Mr. Browne also is senior vice president and chief investment officer of international equities at Standish Mellon Asset Management Company, LLC ("Standish Mellon"), an affiliate of Founders, where he has been employed since 1996. Mr. LeVan, a vice president of Standish Mellon, is lead portfolio manager for global, international and European small cap portfolios at Standish Mellon, where he has been employed since 1994. Mr. Jares has been a portfolio manager of Worldwide Growth Fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The information concerning A. Edward Allinson on pages 17 and 25 is deleted, since he is no longer associated with Founders.

                                                                   March 6, 2003

                   DREYFUS FOUNDERS INTERNATIONAL EQUITY FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2002
                          (AS PREVIOUSLY SUPPLEMENTED)


NEW PORTFOLIO MANAGERS

Remi J. Browne and Daniel B. LeVan have been appointed co-portfolio managers of Dreyfus Founders International Equity Fund. Accordingly, the section of the fund's prospectus entitled "Management" is amended on page 6 by deleting the fifth paragraph and inserting the following paragraph in its place:

      The fund is co-managed by two portfolio managers, Remi J. Browne and Daniel B. LeVan. Each is a chartered financial analyst and has been employed by Founders since March 2003. Mr. Browne also is senior vice president and chief investment officer of international equities at Standish Mellon Asset Management Company, LLC ("Standish Mellon"), an affiliate of Founders, where he has been employed since 1996. Mr. LeVan, a vice president of Standish Mellon, is lead portfolio manager for global, international and European small cap portfolios at Standish Mellon, where he has been employed since 1994.

The paragraph concerning A. Edward Allinson on that page is deleted, since he is no longer associated with Founders.

                                                                   March 6, 2003

                      DREYFUS FOUNDERS WORDWIDE GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS
                                SUPPLEMENT TO THE
                          PROSPECTUS DATED MAY 1, 2002
                          (AS PREVIOUSLY SUPPLEMENTED)

NEW CO-PORTFOLIO MANAGERS

Remi J. Browne and Daniel B. LeVan have been appointed co-portfolio managers of the foreign portion of Dreyfus Founders Worldwide Growth Fund. Accordingly, the section of the fund's prospectus entitled "Management" is amended on page 6 by replacing the fourth paragraph with the following:

      The fund is managed by a team of portfolio managers. The portfolio management team is composed of Remi J. Browne and Daniel B. LeVan, who co-manage the foreign portion of the Fund, and John B. Jares, who manages the domestic portion of the Fund. Each is a chartered financial analyst. Messrs. Browne and LeVan have been employed by Founders since March 2003. Mr. Browne also is senior vice president and chief investment officer of international equities at Standish Mellon Asset Management Company, LLC ("Standish Mellon"), an affiliate of Founders, where he has been employed since 1996. Mr. LeVan, a vice president of Standish Mellon, is lead portfolio manager for global, international and European small cap portfolios at Standish Mellon, where he has been employed since 1994. Mr. Jares has been a portfolio manager of Worldwide Growth Fund since November 2001. Mr. Jares was formerly a vice president and senior portfolio manager at Delaware Investments from 2000 to November 2001, a vice president and portfolio manager at Berger LLC from 1997 to 2000, and a large-cap equity analyst and subsequently a co-portfolio manager at Founders from 1994 to 1997.

The information concerning A. Edward Allinson on that page is deleted, since he is no longer associated with Founders.